Form N-CSR Cover	6 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
Entity Central Index Key	0001571768
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report